Loan Payable (Details) (USD $)	0 Months Ended
	Mar. 06, 2015	Dec. 08, 2014	Mar. 19, 2014	Mar. 31, 2015
Short-term Debt [Line Items]
Percentage of interest rate		15.00%	10.00%
Credit Agreement [Member]
Short-term Debt [Line Items]
Borrowed from lender	$ 25,000,000
Term of Debt	2 years
Additional debt financing to Flex shopper	100,000,000
Percentage of average on drawn	Less than 80
Percentage of interest rate	15.00%
Funded agreement				$ 2,019,563